Document and Entity Information	Apr. 20, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	PERRIGO Co plc
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001585364
Document Type	8-K
Document Period End Date	Apr. 20, 2022
Entity File Number	001-36353
Entity Incorporation State Country Code	L2
Entity Address, Address Line One	The Sharp Building
Entity Address, Address Line Two	Hogan Place
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
City Area Code	353 1
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
M 4.000 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Notes due 2023
Trading Symbol	PRGO23
Security Exchange Name	NYSE
M 3.900 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Notes due 2024
Trading Symbol	PRGO24
Security Exchange Name	NYSE
M 4.375 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% Notes due 2026
Trading Symbol	PRGO26
Security Exchange Name	NYSE
M 3.150 Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.150% Notes due 2030
Trading Symbol	PRGO30
Security Exchange Name	NYSE
M 5.300 Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.300% Notes due 2043
Trading Symbol	PRGO43
Security Exchange Name	NYSE
M 4.900 Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.900% Notes due 2044
Trading Symbol	PRGO44
Security Exchange Name	NYSE